Fees Summary	Nov. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 923,931.53
Previously Paid Amount	0.00
Total Fee Amount	127.59
Total Offset Amount	0.00
Net Fee	$ 127.59